Related Party Transactions (Narrative) (Details) - USD ($)					9 Months Ended		12 Months Ended
	Sep. 10, 2019	Sep. 10, 2018	Jul. 01, 2017	Jul. 01, 2016	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Due to related party							$ 52,671	$ 41,734
Stock based compensation - salaries					1,489,026	$ 2,872,438	3,155,974	463,750
Nadav Elituv, Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Due to related party					$ 0		$ 52,671
Debt instrument description					The balance is non-interest bearing, unsecured and have no specified terms of repayment.		The balance is non-interest bearing, unsecured and have no specified terms of repayment.
Nadav Elituv, Chief Executive Officer [Member] | Employment Agreement Dated July 1, 2016 [Member]
Related Party Transaction [Line Items]
Employment agreement description				On July 1, 2016, the Company executed an employment agreement for the period from July 1, 2016 to June 30, 2017 with Nadav Elituv, the Chief Executive Officer of the Company whereby the Company shall pay 0.015 shares of Common Stock of the Company with a fair value of $1,500 ($100,000 per share) and an annual salary of $360,000 payable monthly on the first day of each month from available funds.
Annual salary				$ 360,000
Nadav Elituv, Chief Executive Officer [Member] | Employment Agreement Dated July 1, 2017 [Member]
Related Party Transaction [Line Items]
Employment agreement description			On July 1, 2017, the Company executed an employment agreement for the period from July 1, 2017 to June 30, 2018 with Nadav Elituv, the Chief Executive Officer of the Company whereby the Company shall pay 20 shares of Common Stock of the Company with a fair value of $926,000 ($46.300 per share).
Nadav Elituv, Chief Executive Officer [Member] | Employment Agreement Dated September 10, 2018 [Member]
Related Party Transaction [Line Items]
Employment agreement description		On September 10, 2018, the Company executed an employment agreement for the period from July 1, 2018 to June 30, 2019 with Nadav Elituv, the Chief Executive Officer of the Company whereby the Company shall pay 50,000 shares of Common Stock of the Company and an annual salary of $151,200 payable monthly on the first day of each month from available funds.
Annual salary		$ 151,200
Nadav Elituv, Chief Executive Officer [Member] | Employment Agreement Dated September 10, 2019 [Member]
Related Party Transaction [Line Items]
Employment agreement description	On September 10, 2019, the Company executed an employment agreement for the period from July 1, 2019 to June 30, 2020 with Nadav Elituv, the Chief Executive Officer of the Company whereby the Company shall pay 50,000 shares of Common Stock of the Company and an annual salary of $151,200 payable monthly on the first day of each month from available funds.
Annual salary	$ 151,200
Nadav Elituv, Chief Executive Officer [Member] | Employment Agreements [Member]
Related Party Transaction [Line Items]
Stock based compensation - salaries					$ 1,474,026	$ 1,126,638	$ 1,410,174	$ 463,750